Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 263,314	$ 224,128
Accounts receivable, net	160,253	177,845
Inventories	13,228	29,815
Prepaid expenses and other current assets	27,161	7,956
Total current assets	463,956	439,744
Property, plant and equipment, net	1,248,430	1,325,867
Goodwill, net	45,260	261,056
Other intangible assets, net	50,882	75,675
Other noncurrent assets	20,633	20,895
Total assets	1,829,161	2,123,237
Current liabilities:
Accounts payable	36,277	45,376
Accrued liabilities	22,512	26,874
Income taxes	61	2,761
Current portion of long-term debt	19,375	0
Deferred revenue	18,539	19,571
Other current liabilities	21,677	2,470
Total current liabilities	118,441	97,052
Long-term debt to affiliates		335,171
Long-term debt, less current maturities	755,625	335,171
Deferred income taxes	55,500	79,739
Other noncurrent liabilities	39,486	18,530
Total liabilities	969,052	530,492
Stockholders’ Equity / Net investment:
Common stock ($0.01 par value, 550,000,000 shares authorized, 106,721,483 shares and zero shares both issued and outstanding, respectively)	1,067
Additional paid-in capital	1,300,042
Accumulated deficit	(244,617)
Oil States International, Inc. net investment		1,651,013
Accumulated other comprehensive loss	(198,491)	(59,979)
Total Civeo Corporation stockholders’ equity / Oil States International, Inc. net investment	858,001	1,591,034
Noncontrolling interest	2,108	1,711
Total stockholders’ equity / net investment	860,109	1,592,745
Total liabilities and stockholders’ equity / net investment	$ 1,829,161	$ 2,123,237